Income taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes
15.	Income taxes

The Company is subject to Income Tax (ISR).

The analysis of the income tax charged to the results of 2019, 2018 and 2017 is as follows:

	2 0 1 9	2 0 1 8	2 0 1 7

Income tax of the year for Mexican companies	$3,177,506	$67,745	$19
Income tax year for foreign companies	301,263	444,104	44,751
Deferred tax for Mexican companies	12,978	408,141	656,060
Deferred tax for foreign companies	(215,473)	(167,528)	421,979
	$3,276,274	$752,462	$1,122,809

Income tax amount for year ended 2019 of Mexican companies includes Ps. $2,323.7 million corresponding to previous years taxes and expenses that were covered by various companies of the Group, these taxes were determined by the tax authorities corresponding to audits for fiscal years 2013 to 2017, which are indicated in note 23 (l); The companies that covered the taxes, signed compensation agreements with the tax authorities of Mexico, regarding the audits for fiscal years 2013 to 2017, in order to reach a fair agreement and thereby resolve the disputes that were in the courts with the tax authorities indicated in note 23 (l). Additionally, in 2020 it is also reasonably estimated to cover the amount of $554.4 million, also signing a compensation agreement between the companies and the tax authorities of Mexico. With the payment of the reasonable estimate to be covered in 2020, the disputes that were in the courts with the tax authorities indicated in note 23 (l) will be fully resolved.

During 2019 and 2018, the income tax expense (benefit) attributable to income was different from the one that will result for applying 30% (tax rate in Mexico) before these provisions, as a result of the items shown below:

	2 0 1 9	2 0 1 8	2 0 1 7

Expected benefit, expense	$514,294	$1,308,828	$890,249
Increase (decrease) as a result of:
Inflation effect, net	(417,960)	(114,419)	(217,249)
Impact of the nominal rate differences between the USA and Mexico	(23,368)	(35,914)	(16,572)
Benefit from utilization of tax loss carry-forward sand others (1)	(987,135)	(1,238,444)	(115,068)
Others, net (includes permanent items)	1,802,118	832,411	581,449
Income tax expense (2)	$887,949	$752,462	$1,122,809
Effective tax rate	54.26%	17.92%	37.21%

(1)	This amount corresponds to the income tax benefit obtained by those companies that used tax loss carry-forwards in the years presented that were generated previously 2019, 2018 and 2017 , less the effect of tax losses incurred by some subsidiaries for which no deferred tax asset was recorded.

(2)	For the purpose of determining the effective tax rate, the payments corresponding to taxes from previous years and expenses that were paid by various group companies derived from repair agreements during the 2019 fiscal year were not considered within the income tax expense.

The Company has tax losses in some Mexican subsidiaries which, according to the ISR law in Mexico, can be amortized to reduce taxable income generated over the following ten years. Tax losses can be updated following certain procedures established in the law.

As of November 18, 2015, the Finance Ministry (SHCP) issued a decree in which a fiscal incentive is given to those who pay income tax (ISR) under terms of the Titles II or IV, Chapter II, Section I of the Law of ISR. Taxpayers who had business income of up to 100 million pesos, could write off up to 82% of 2016 and 85% for 2017 of investment in new fixed assets. This incentive that was used by Aceros Especiales Simec Tlaxcala, S.A. de C.V. and Fundiciones de Acero Estructural, S.A. de C.V. Likewise, on January 18, 2017, a decree was issued in which similar benefits were granted but only 69% authorized as an immediate deduction, which was used by the company Simec International, S.A. de C.V.

As of December 31, 2019, Grupo Simec, S.A.B. de C.V. and certain of its Mexican subsidiaries have updated tax losses pending of amortize as follows:

Origin Date	Expiration Date	Tax losses available
2011	2021	9,293,585	(1)
2012	2022	9
2013	2023	4,842
2014	2024	16,198
2015	2025	7,874
2016	2026	121,737
2017	2027	310,041
2018	2028	112,323
2019	2029	1,196,196
		$11,062,805

(1)	This amount includes $ 9,268,569 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future.

As of December 31, 2019, Republic had USD$ 249.7 million of tax losses pending of amortize for federal tax purposes, which expire between 2033 and 2038; USD$ 323.6 million of tax losses for state and local purposes that expire between 2020 and 2039 and approximately USD$ 5.5 million of tax losses at the subsidiary located in Canada, which expire between 2032 and 2039.

As of December 31, 2019, and 2018, GV do Brasil Industria e Comercio of Aço LTDA, a subsidiary established in Brazil, had 210.345 million Brazilian Reals ($ 985 million of Mexican pesos) and 202.008 million Brazilian Reals ($ 1,025 million of Mexican pesos) respectively of tax losses pending of amortize for federal tax purposes, which do not have an expiration date.

As of December 31, 2019, Companhia Siderúrgica do Espirito Santo S.A., a subsidiary established in Brazil, had 20.042 million Brazilian Reals (94 million of Mexican pesos) of tax losses pending of amortize for federal tax purposes, which do not have an expiration date.

Below is a summary of the effects of the main temporary differences comprising the deferred income tax liability included in the consolidated statements of financial position.

	December 31,
	2 0 1 9	2 0 1 8

Deferred tax assets:
Allowance for doubtful accounts	$(50,476)	$1,045
Advances from customers	182,635	113,224
Deferred tax assets	132,159	114,269

Deferred tax liabilities:

Property, plant and equipment	3,159,719	3,224,295
Intangible assets from Grupo San	318,768	310,025
Provisions	30,641	57,816
Prepaid expenses	33,137	29,879

Total deferred liabilities	3,542,265	3,622,015

Deferred tax liabilities, net	$3,410,106	$3,507,746